Fuel Risk Management (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fuel Risk Management
Quantity of jet fuel covered by outstanding derivative contracts (in gallons)	127,000,000
Settlement period of derivative contracts	18 months
Derivatives Not Designated as Hedging Instruments | Fuel derivative contracts
Mark to fair value gains (losses) on undesignated fuel hedges:
Losses realized at settlement	$ (7,372)	$ (430)	$ (3,199)
Reversal of prior period unrealized amounts	2,367	(3,920)	(226)
Unrealized gains (losses) on contracts that will settle in future periods	(6,325)	(2,512)	4,066
Gains (losses) on fuel derivatives recorded as nonoperating income (expense)	$ (11,330)	$ (6,862)	$ 641